Taxation	12 Months Ended
Dec. 31, 2025
Taxation
Taxation
8.	Taxation
a)	Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong, China

In accordance with Hong Kong Inland Revenue Ordinance, the subsidiaries incorporated in Hong Kong are subject to profits tax at the rate of 8.25% on assessable profits up to HK$2 million, and 16.5% on any part of assessable profits over HK$2 million.

Chinese mainland

Under the Enterprise Income Tax (“EIT”) Law of the PRC (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for enterprises qualified as High and New Technology Enterprises (“HNTE”). Further, certain subsidiaries were recognized as Software Enterprises (“SE”) and thereby entitled to full exemption from EIT for two years beginning from their first profitable calendar year and a 50% reduction for the subsequent three calendar years.

The Company’s Chinese subsidiaries, VIE and subsidiaries of VIE are subject to an income tax of 25%, except for Yuanbao Shuke and Yuanbao Kechuang. Both Yuanbao Shuke and Yuanbao Kechuang were recognized as HNTEs and were eligible for a preferential tax rate of 15% starting from 2022 to 2027. This status is subject to annual evaluation and a requirement that they reapply for HNTE status every three years.

In addition, Yuanbao Kechuang was also granted the SE status in 2024 and 2025 and is expected to be entitled to an income tax exemption for 2025, which is its second profitable taxation year. The tax exemption is subject to review by the relevant tax authorities during Yuanbao Kechuang’s 2025 annual tax filing. As the SE status is subject to review and approval by the relevant authorities every year, the preferential income tax of the SE status each year would be accounted for when the approval is received for the year or the grant of the SE status is more-likely-than-not.

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses.

8.Taxation (Continued)

a)	Income taxes (Continued)

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income during the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense	269	828	4,044
Deferred income tax expense	22	24,740	97,127
Income tax expense	291	25,568	101,171

Reconciliation between the income tax expense computed by applying the Enterprise Income Tax (“EIT”) rate to income before income taxes and actual provision were as follows:

	For the year ended December 31, 2025
	RMB	%

Income tax expenses at PRC statutory income tax rate-25% (i)	352,178	25.0%
Foreign tax effects	3,111	0.2%
Nontaxable or nondeductible items:	(377,892)	(26.8)%
-Preferential income tax rate	(377,941)	(26.8)%
-Additional deduction for research and development expenses	(2,240)	(0.2)%
-Share-based payment awards	1,004	0.1%
-Others	1,285	0.1%
Changes in valuation allowances	(6,226)	(0.4)%
Withholding income tax	130,000	9.2%
Income tax expense	101,171	7.2%
(i)	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

	For the year ended December 31,
	2023	2024
	RMB	RMB
Income before income tax	205,477	891,414

Tax expense at EIT tax rate of 25%	51,369	222,854
Effect of different tax rates applicable to different subsidiaries of the Group	(12,845)	(243,520)
Effect of additional deduction for qualified research and development expenses	(16,323)	(6,075)
Effect on deferred tax assets due to change in tax rates(ii)	—	64,030
Non-deductible expenses	5,891	1,539
Changes in valuation allowance	(27,801)	(13,260)
Income tax expense	291	25,568
(ii)

Yuanbao Kechuang was granted Software Enterprise status in 2024, entitling it to income tax exemption for the year ended December 31, 2024. This status is subject to annual review and approval by the relevant authorities. Consequently, the income tax rates for Yuanbao Kechuang for the years ended December 31, 2023, 2024, and 2025 were 15%, 0%, and 0%, respectively. This change in tax rates resulted in an “effect on deferred tax assets due to change in tax rates” for the year ended December 31, 2024.

8.Taxation (Continued)

a)	Income taxes (Continued)

The significant components of deferred taxes are as follows:

	December 31, 2024	December 31, 2025
	RMB	RMB
Deferred tax assets
Advertising expenses (iii)	2,707	4,337
Accumulated losses carryforward	27,654	32,052
Operating lease liabilities	3,487	899
Book/tax basis differences in revenue	18,377	29,370
Others	4,417	9,279
Less: valuation allowance	(44,087)	(38,169)
Deferred tax assets before offset	12,555	37,768
Offset by deferred tax liabilities	(5,619)	(4,431)
Net deferred tax assets	6,936	33,337

Deferred tax liabilities
Accrued interest and fair value change	460	2,672
Operating lease right-of-use assets	3,079	1,016
Book/tax basis differences in revenue	33,777	25,968
Acquired intangible assets	14,333	14,476
Withholding tax	—	130,000
Deferred tax liabilities before offset	51,649	174,132
Offset by deferred tax assets	(5,619)	(4,431)
Net deferred tax liabilities	46,030	169,701
(iii)

The pre-tax deduction limitation for advertising expense is 15% of revenue every year. The Group can carryforward any unclaimed advertising expense to the future years and there is no limitation for the use in future years.

Movement of valuation allowance:

	For the year ended December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	57,347	44,087
Additions	34,467	8,462
Reversals	(47,727)	(14,380)
Balance at the end of the year	44,087	38,169

As of December 31, 2024 and 2025, the Group had accumulated losses carryforward in the PRC entities of approximately RMB117.6 million and RMB126.6 million, respectively. These accumulated losses can be carried forward for five years to offset future taxable income and the period was extended to ten years for entities qualified as HNTE in 2022 and thereafter. As of December 31, 2025, the accumulated losses carryforward will expire during the period from 2026 to 2030.

8.	Taxation (Continued)
b)	Withholding income tax

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Chinese mainland and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated the Notice on How to Understand and Identify the “Beneficial Owner” in Tax Treaties (the “Circular 601”) on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits. Further, the SAT promulgated the Notice on Issues Related to the “Beneficial Owner” in Tax Treaties in February 2018, which replaced the Circular 601 and requires the “beneficial owner” to have ownership and the right to dispose of the income or the rights and properties giving rise to the income and generally engage in substantive business activities and sets forth certain detailed factors in determining the “beneficial owner” status.

Before 2025, the Group did not record any dividend withholding tax on the retained earnings of its FIEs in the Chinese mainland, as the Group intended to reinvest all earnings in the Chinese mainland to further expand its business in the Chinese mainland, and its FIEs did not intend to declare dividends on the retained earnings to their immediate foreign holding companies.

In 2025, the Group accrued RMB130.0 million withholding tax expenses associated with its earnings of 2025 expected to be distributed from its FIEs in the Chinese mainland to its overseas entities. The related deferred tax liabilities as of December 31, 2025 were provided on the assumption that substantially all of the distributable earnings of PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Group intends to invest indefinitely in the PRC which amounted to RMB521.9 million.